Average Annual Total Returns - FIMMFunds-SelectComboPRO - FIMMFunds-SelectComboPRO - Fidelity Investments Money Market Tax Exempt Portfolio - Fidelity Investments Money Market Tax Exempt Portfolio - Select Class - Return Before Taxes
May 30, 2023
Average Annual Return:
Past 1 year	1.02%
Past 5 years	0.80%
Past 10 years	0.51%